Expense Example	May 31, 2024 USD ($)
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
ALTSHARES EVENT-DRIVEN ETF | ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,579